INVENTORY	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 - INVENTORY:

	June 30,	December 31,
	2025	2024
	U.S. dollars in thousands
Raw materials	697	801
Work in process	190	647
Finished goods	300	872
	1,187	2,320

The Company recorded an inventory write-off of $1,227 thousand and $185 thousand during the six months periods ended June 30, 2025, and June 30, 2024, respectively, which is presented within cost of revenue in the statement of operations. In addition, the Company recorded an inventory write off $341 thousand and $0 thousand during the six months periods ended June 30, 2025, and June 30, 2024, respectively related to raw materials which are not expected to be used during the future production process. Inventory write-offs were recorded to reflect anticipated net realizable value on disposition of existing inventory assets.